Share-based Compensation - Overview of Share-based Compensation Arrangements (Detail)							12 Months Ended
	Sep. 20, 2017	Feb. 27, 2017	Feb. 22, 2017 € / shares	Feb. 24, 2016 € / shares	Sep. 14, 2015	Mar. 16, 2015 shares € / shares	Dec. 31, 2017 EUR (€) shares € / shares	Dec. 31, 2016 shares
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares			€ 12.33	€ 12.02		€ 0.0998
Number of warrants granted						442,801	6,335,016
Outstanding warrants							2,798,058	2,893,880
Warrants [member] | Plan - July 13, 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Jul. 12, 2018
Exercise price | € / shares							€ 2.00
Fair value | €							€ 1.26
Number of warrants granted							875,000
Outstanding warrants							210,000	560,000
Warrants [member] | Plan - December 29, 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Dec. 28, 2018
Exercise price | € / shares							€ 2.80
Fair value | €							€ 1.76
Number of warrants granted							67,500
Outstanding warrants							5,000	9,500
Warrants [member] | Plan - June 14, 2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Jun. 13, 2019
Exercise price | € / shares							€ 2.80
Fair value | €							€ 1.80
Number of warrants granted							212,500
Outstanding warrants							0	0
Warrants [member] | Plan - October 12, 2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Oct. 11, 2017
Exercise price | € / shares							€ 7.00
Fair value | €							€ 3.78
Number of warrants granted							10,713
Outstanding warrants							0	3,517
Warrants [member] | Plan - Augustus 22, 2008 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Aug. 21, 2015
Exercise price | € / shares							€ 4.88
Fair value | €							€ 3.11
Number of warrants granted							75,000
Outstanding warrants							0	0
Warrants [member] | Plan - August 22, 2008 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Aug. 21, 2020
Exercise price | € / shares							€ 4.88
Fair value | €							€ 3.11
Number of warrants granted							300,000
Outstanding warrants							70,417	73,917
Warrants [member] | Plan - September 29, 2009 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Sep. 28, 2016
Exercise price | € / shares							€ 6.99
Fair value | €							€ 5.25
Number of warrants granted							205,400
Outstanding warrants							0	0
Warrants [member] | Plan - October 30, 2009 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Oct. 29, 2016
Exercise price | € / shares							€ 8.19
Fair value | €							€ 5.07
Number of warrants granted							170,000
Outstanding warrants							0	0
Warrants [member] | Plan - December 3, 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Dec. 02, 2017
Exercise price | € / shares							€ 8.24
Fair value | €							€ 4.49
Number of warrants granted							85,500
Outstanding warrants							0	25,250
Warrants [member] | Plan - April 28, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Apr. 27, 2018
Exercise price | € / shares							€ 8.68
Number of warrants granted							387,050
Outstanding warrants							22,500	72,892
Warrants [member] | Plan - February 1, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Jan. 31, 2019
Exercise price | € / shares							€ 3.21
Number of warrants granted							748,750
Outstanding warrants							91,950	119,512
Warrants [member] | Plan - April 26, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Apr. 25, 2019
Exercise price | € / shares							€ 3.23
Number of warrants granted							162,500
Outstanding warrants							0	46,875
Warrants [member] | Plan - November 6, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Nov. 05, 2019
Exercise price | € / shares							€ 5.44
Number of warrants granted							17,868
Outstanding warrants							0	5,269
Warrants [member] | Plan - January 29, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Jan. 28, 2019
Exercise price | € / shares							€ 6.46
Number of warrants granted							391,330
Outstanding warrants							186,206	297,744
Warrants [member] | Plan - August 5, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Aug. 04, 2020
Exercise price | € / shares							€ 6.79
Number of warrants granted							324,840
Outstanding warrants							64,590	258,693
Warrants [member] | Plan - November 25, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Nov. 24, 2018
Exercise price | € / shares							€ 7.27
Number of warrants granted							50,000
Outstanding warrants							50,000	50,000
Warrants [member] | Plan - April 24, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Apr. 23, 2021
Exercise price | € / shares							€ 8.81
Number of warrants granted							327,224
Outstanding warrants							287,732	295,469
Warrants [member] | Plan - March 16, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Mar. 15, 2022
Exercise price | € / shares							€ 9.98
Number of warrants granted							442,801
Outstanding warrants							425,019	439,936
Warrants [member] | Plan - September 14, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Sep. 23, 2022
Fair value | €							€ 5.20
Number of warrants granted							233,000
Outstanding warrants							215,500	218,300
Warrants [member] | Plan - February 24, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Feb. 23, 2023
Exercise price | € / shares							€ 12.02
Fair value | €							€ 4.92
Number of warrants granted							429,479
Outstanding warrants							377,899	416,952
Warrants [member] | Plan - February 22, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Feb. 21, 2024
Exercise price | € / shares							€ 12.33
Fair value | €							€ 5.11
Number of warrants granted							527,061
Outstanding warrants							499,745	0
Warrants [member] | Plan - September 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date							Sep. 19, 2024
Fair value | €							€ 4.77
Number of warrants granted							291,500
Outstanding warrants							291,500	0
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	Jan. 01, 2021	Jan. 01, 2021		Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2019
Bottom of range [member] | Warrants [member] | Plan - April 28, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							€ 3.78
Bottom of range [member] | Warrants [member] | Plan - February 1, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							1.38
Bottom of range [member] | Warrants [member] | Plan - April 26, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							1.47
Bottom of range [member] | Warrants [member] | Plan - November 6, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							2.15
Bottom of range [member] | Warrants [member] | Plan - January 29, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							3.18
Bottom of range [member] | Warrants [member] | Plan - August 5, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							3.86
Bottom of range [member] | Warrants [member] | Plan - November 25, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							3.86
Bottom of range [member] | Warrants [member] | Plan - April 24, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							3.06
Bottom of range [member] | Warrants [member] | Plan - March 16, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							€ 3.71
Bottom of range [member] | Warrants [member] | Plan - September 14, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares							€ 12.10
Bottom of range [member] | Warrants [member] | Plan - September 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares							€ 12.26
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	Sep. 19, 2022	Mar. 21, 2022		Feb. 23, 2023	Sep. 13, 2022	Mar. 15, 2022
Top of range [member] | Warrants [member] | Plan - April 28, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							€ 4.48
Top of range [member] | Warrants [member] | Plan - February 1, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							1.64
Top of range [member] | Warrants [member] | Plan - April 26, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							1.74
Top of range [member] | Warrants [member] | Plan - November 6, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							2.89
Top of range [member] | Warrants [member] | Plan - January 29, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							4.04
Top of range [member] | Warrants [member] | Plan - August 5, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							4.07
Top of range [member] | Warrants [member] | Plan - November 25, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							4.07
Top of range [member] | Warrants [member] | Plan - April 24, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							3.80
Top of range [member] | Warrants [member] | Plan - March 16, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | €							€ 3.92
Top of range [member] | Warrants [member] | Plan - September 14, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares							€ 12.29
Top of range [member] | Warrants [member] | Plan - September 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares							€ 14.53